Related party transactions - GLT (Details) - Group Leadership Team - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related party transactions
Short-term benefits	€ 24	€ 23	€ 22
Post-employment benefits	1	1	1
Share-based payment	8	6	7
Termination benefits		5	4
Total	€ 33	€ 35	€ 34